Collection Period Ended 31-Oct-2010
Interest Period of the Class A-1 Notes (from... to)
Principal Note
Payment Factor
29,013,009.28 0.124149
0.00 1.000000
0.00 1.000000
0.00 1.000000
29,013,009.28
Interest & Principal
Payment
29,029,985.27
128,333.33
502,916.67
120,945.67
29,782,180.94
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Determination Date 10-Nov-2010
Record Date 12-Nov-2010
Dates
Collection Period No. 6
Collection Period (from... to) 1-Oct-2010 31-Oct-2010
Distribution Date 15-Nov-2010
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Oct-2010 15-Nov-2010 30/360 Days 30
15-Oct-2010 15-Nov-2010
Balance Balance Balance
Actual/360 Days
Summary
Initial Beginning Ending Principal per $1000
Class A-2 Notes 220,000,000.00 220,000,000.00 220,000,000.00
Face Amount
Class A-1 Notes 280,000,000.00 63,774,763.96 34,761,754.68 103.617890
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
0.000000
Class A-3 Notes 425,000,000.00 425,000,000.00 425,000,000.00 0.000000
Overcollateralization 103,010,874.91 115,018,053.44 110,721,063.55
0.000000
Total Note Balance
992,820,000.00
776,594,763.96
747,581,754.68
899,225,802.31
Yield Supplement Overcollateralization Amount 54,176,014.97 42,700,902.40 40,922,984.08
Adjusted Pool Balance 1,095,830,874.91 891,612,817.40 858,302,818.23
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
934,313,719.80
Target Overcollateralization Amount 110,721,063.55 12.90%
Current Overcollateralization Amount 110,721,063.55 12.90%
0.060629
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
1.183333
103.678519
Class A-2 Notes 0.700000% 128,333.33 0.583333 0.583333
Class A-1 Notes 0.309120% 16,975.99
1.183333
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes 1.420000% 502,916.67
Total
769,171.66
Aggregate Principal Distributable Amount
Available Funds
Distributions
Principal Collections 34,275,972.64 (1) Total Servicing Fee 778,594.77
Net Liquidation Proceeds 116,543.51 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 3,021,980.88 Nonrecoverable Advances to the Servicer 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 95,005.48 (3) Interest Distributable Amount Class A Notes 769,171.66
Investment Earnings 232.22 (6) Regular Principal Distributable Amount 29,013,009.28
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
37,509,734.73 (7) Additional Servicing Fee and Transition Costs 0.00
Total Distribution
37,509,734.73
Distribution Detail
Available Funds
37,509,734.73
(9) Excess Collections to Certificateholders 6,948,959.02
Due Paid Shortfall
Total Servicing Fee 778,594.77 778,594.77 0.00
Monthly Interest Distributable Amount 769,171.66 769,171.66 0.00
Total Trustee Fee 0.00 0.00 0.00
thereof on Class A-2 Notes 128,333.33 128,333.33 0.00
thereof on Class A-1 Notes 16,975.99 16,975.99 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 502,916.67 502,916.67 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 769,171.66 769,171.66 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Regular Principal Distributable Amount 29,013,009.28 29,013,009.28 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
29,013,009.28 29,013,009.28 0.00
Reserve Fund Amount - Beginning Balance 2,739,577.19
31-60 Days Delinquent
plus Net Investment Earnings for the Collection Period 17.19 minus Net Investment Earnings 17.19
plus top up Reserve Fund up to the Required Amount 0.00
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 17.19
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Net Investment Earnings on the Collection Account 215.03
Investment Earnings for the Collection Period 232.22
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period 934,313,719.80 35,340
Principal Collections 22,087,257.20
34,757
Principal Collections attributable to Full Pay-offs 12,188,715.44
Principal Purchase Amounts 0.00
Principal Gross Losses 811,944.85
Pool Balance end of Collection Period
18.49
Current
Weighted Average APR 4.06% 4.04%
899,225,802.31
Pool Factor 78.19%
As of Cutoff Date
99.56%
Delinquency Profile *
Amount Number of Receivables Percentage
Weighted Average Number of Remaining Payments 50.23 44.25
Weighted Average Seasoning (months) 11.89
61-90 Days Delinquent 736,859.21 22 0.08%
Current
2,461,486.33 86 0.27%
895,269,275.23 34,632
Total 899,225,802.31 34,757 100.00%
91-120 Days Delinquent 758,181.54 17 0.08%
Principal Net Liquidation Proceeds 114,849.52
Principal Recoveries 93,551.16
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 811,944.85
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.137%
Principal Net Losses 603,544.17
Cumulative Principal Net Losses 1,569,929.02